CENTRE AMERICAN SELECT EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS (100.69%)
Communication Services (12.61%)
Diversified Telecommunication Services (1.18%)
Verizon Communications, Inc.	31,800	$1,868,250

Entertainment (2.10%)
Netflix, Inc.(a)	3,020	1,633,004
Walt Disney Co.(a)	9,400	1,703,092
		3,336,096

Interactive Media & Services (8.17%)
Alphabet, Inc. Class A, Class A(a)	2,320	4,066,125
Alphabet, Inc. Class C, Class C(a)	2,225	3,897,933
Facebook, Inc., Class A(a)	18,350	5,012,486
		12,976,544

Media (1.16%)
Comcast Corp., Class A	35,320	1,850,768

Total Communication Services		20,031,658

Consumer Discretionary (10.15%)
Automobiles (2.07%)
Tesla, Inc.(a)	4,660	3,288,422

Internet & Direct Marketing Retail (6.79%)
Amazon.com, Inc.(a)	3,310	10,780,438

Specialty Retail (1.29%)
The Home Depot, Inc.	7,750	2,058,555

Total Consumer Discretionary		16,127,415

Consumer Staples (8.97%)
Food Products (7.33%)
Archer-Daniels-Midland Co.	80,630	4,064,558
Bunge, Ltd.	62,890	4,124,326
Kraft Heinz Co.	100,010	3,466,347
		11,655,231

Household Products (1.64%)
Procter & Gamble Co.	18,710	2,603,310

Total Consumer Staples		14,258,541

Energy (15.08%)
Oil, Gas & Consumable Fuels (15.08%)
Apache Corp.	268,510	3,810,157
Chevron Corp.	42,390	3,579,835
Cimarex Energy Co.	104,600	3,923,546
Exxon Mobil Corp.	128,590	5,300,480
Kinder Morgan, Inc.	292,850	4,003,260
The Williams Cos., Inc.	166,220	3,332,711
		23,949,989

Total Energy		23,949,989

Financials (5.18%)
Banks (2.98%)
Bank of America Corp.	58,620	1,776,772
	Shares	Value
Financials (continued)
JPMorgan Chase & Co.	23,300	$2,960,731
		4,737,503

Diversified Financial Services (2.20%)
Berkshire Hathaway, Inc., Class B(a)	15,040	3,487,325

Total Financials		8,224,828

Health Care (3.62%)
Health Care Providers & Services (1.61%)
UnitedHealth Group, Inc.	7,280	2,552,950

Pharmaceuticals (2.01%)
Johnson & Johnson	20,360	3,204,257

Total Health Care		5,757,207

Industrials (2.48%)
Road & Rail (2.48%)
Knight-Swift Transportation Holdings, Inc.	94,180	3,938,608

Total Industrials		3,938,608

Information Technology (23.41%)
IT Services (3.43%)
Mastercard, Inc., Class A	4,440	1,584,814
PayPal Holdings, Inc.(a)	7,750	1,815,050
Visa, Inc., Class A	9,400	2,056,062
		5,455,926

Semiconductors & Semiconductor Equipment (1.39%)
NVIDIA Corp.	4,220	2,203,684

Software (8.73%)
Adobe Systems, Inc.(a)	3,240	1,620,389
Microsoft Corp.	55,097	12,254,674
		13,875,063

Technology Hardware, Storage & Peripherals (9.86%)
Apple, Inc.	118,000	15,657,420

Total Information Technology		37,192,093

Materials (10.95%)
Chemicals (6.45%)
Eastman Chemical Co.	31,430	3,151,800
LyondellBasell Industries, Class A	35,690	3,271,345
Olin Corp.	155,480	3,818,589
		10,241,734

Metals & Mining (4.50%)
Barrick Gold Corp.	208,260	4,744,163
Wheaton Precious Metals Corp.	57,600	2,404,224
		7,148,387

Total Materials		17,390,121

Utilities (8.24%)
Electric Utilities (3.59%)
Edison International	51,030	3,205,705
OGE Energy Corp.	78,440	2,499,098
		5,704,803

	Shares	Value
Utilities (continued)
Independent Power and Renewable Electricity Producers (2.61%)
AES Corp.	176,670	$4,151,745

Multi-Utilities (2.04%)
Sempra Energy	25,380	3,233,666

Total Utilities		13,090,214

TOTAL COMMON STOCKS
(Cost $101,176,445)	159,960,674

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (0.63%)
Puts
S&P 500® Index:
6/18/2021	$2,850.00	240	90,145,680	1,005,600

Total Puts				1,005,600

TOTAL PURCHASED OPTIONS
(Cost $1,840,767)				1,005,600

TOTAL INVESTMENTS (101.32%)
(Cost $103,017,212)				$160,966,274
Liabilities in Excess of Other Assets (-1.32%)				(2,097,956)
NET ASSETS (100.00%)				$158,868,318

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

CENTRE GLOBAL INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2020 (Unaudited)
	Shares	Value
COMMON STOCKS (98.85%)
ASIA (16.43%)
Australia (3.42%)
Health Care Providers & Services (0.77%)
Ramsay Health Care, Ltd.	7,000	$335,564

Transportation Infrastructure (2.65%)
Transurban Group	109,530	1,153,481

Total Australia		1,489,045

China (1.11%)
Independent Power and Renewable Electricity Producers (1.11%)
Datang International Power Generation Co., Ltd.	3,761,000	485,137

Total China		485,137

Hong Kong (1.14%)
Electric Utilities (1.14%)
CK Infrastructure Holdings, Ltd.	92,000	494,270

Total Hong Kong		494,270

Japan (8.53%)
Diversified Telecommunication Services (1.07%)
Nippon Telegraph & Telephone Corp.	18,200	466,303

Wireless Telecommunication Services (7.46%)
KDDI Corp.	21,900	650,287
SoftBank Corp.	75,400	944,188
SoftBank Group Corp.	21,100	1,646,640
		3,241,115
Total Japan		3,707,418

New Zealand (2.23%)
Diversified Telecommunication Services (1.60%)
Spark New Zealand, Ltd.	205,100	693,578

Transportation Infrastructure (0.63%)
Auckland International Airport, Ltd.(a)	50,400	274,873

Total New Zealand		968,451

TOTAL ASIA
(Cost $6,527,828)		7,144,321

EUROPE (17.44%)
Denmark (1.03%)
Electric Utilities (1.03%)
Orsted AS(a)(b)(c)	2,200	449,035

Total Denmark		449,035
	Shares	Value
France (2.68%)
Diversified Telecommunication Services (0.72%)
Orange SA	26,420	$314,173

Health Care Providers & Services (0.60%)
Orpea SA(a)	2,000	262,775

Multi-Utilities (0.64%)
Engie SA(a)	18,100	276,839

Transportation Infrastructure (0.72%)
Groupe Eurotunnel(a)	18,050	312,678

Total France		1,166,465

Germany (1.88%)
Diversified Telecommunication Services (1.88%)
Deutsche Telekom AG	44,660	815,923

Total Germany		815,923

Great Britain (2.32%)
Multi-Utilities (0.98%)
National Grid PLC	35,960	425,367

Wireless Telecommunication Services (1.34%)
Vodafone Group PLC	352,240	582,555

Total Great Britain		1,007,922

Greece (1.67%)
Diversified Telecommunication Services (1.67%)
Hellenic Telecommunications Organization SA	45,200	727,776

Total Greece		727,776

Italy (4.24%)
Diversified Telecommunication Services (1.47%)
Telecom Italia SpA	1,384,600	638,367

Electric Utilities (1.93%)
Enel SpA	83,140	840,572

Transportation Infrastructure (0.84%)
Atlantia SpA(a)	20,230	363,664

Total Italy		1,842,603

Spain (3.62%)
Diversified Telecommunication Services (0.60%)
Telefonica SA	66,000	261,639

Electric Utilities (1.97%)
Iberdrola SA	59,910	856,307

Transportation Infrastructure (1.05%)
Abertis Infraestructuras SA(a)(d)	1,200	26,915

	Shares	Value
Spain (continued)
Transportation Infrastructure (continued)
Aena SME SA(a)(b)(c)	2,470	$429,083
		455,998
Total Spain		1,573,944

TOTAL EUROPE
(Cost $6,930,344)		7,583,668

NORTH AMERICA (63.48%)
Canada (10.74%)
Oil, Gas & Consumable Fuels (10.74%)
Enbridge, Inc.	81,380	2,602,702
Pembina Pipeline Corp.	22,200	524,959
TC Energy Corp.	37,900	1,540,832
		4,668,493
Total Canada		4,668,493

United States (52.74%)
Diversified Telecommunication Services (13.20%)
AT&T, Inc.	91,402	2,628,722
Verizon Communications, Inc.	52,998	3,113,632
		5,742,354
Electric Utilities (13.04%)
American Electric Power Co., Inc.	5,130	427,175
Duke Energy Corp.	7,429	680,199
Edison International	12,470	783,365
Eversource Energy	3,427	296,470
Exelon Corp.	10,168	429,293
NextEra Energy, Inc.	18,604	1,435,299
OGE Energy Corp.	18,730	596,738
The Southern Co.	10,689	656,625
Xcel Energy, Inc.	5,483	365,552
		5,670,716
Equity Real Estate Investment Trusts (REITs) (1.15%)
Uniti Group, Inc.	42,510	498,642

Health Care Providers & Services (5.11%)
HCA Healthcare, Inc.	10,867	1,787,187
Universal Health Services, Inc., Class B	3,170	435,875
		2,223,062
Independent Power and Renewable Electricity Producers (1.78%)
AES Corp.	33,000	775,500

Multi-Utilities (4.69%)
Dominion Energy, Inc.	8,429	633,861
Public Service Enterprise Group, Inc.	5,129	299,021
Sempra Energy	6,405	816,061
WEC Energy Group, Inc.	3,170	291,735
		2,040,678
Oil, Gas & Consumable Fuels (10.12%)
Cheniere Energy, Inc.(a)	9,130	548,074
Kinder Morgan, Inc.	122,776	1,678,348
ONEOK, Inc.	16,652	639,104
The Williams Cos., Inc.	76,490	1,533,624
		4,399,150
Road & Rail (1.37%)
Knight-Swift Transportation Holdings, Inc.	14,200	593,844

	Shares	Value
United States (continued)
Wireless Telecommunication Services (2.28%)
T-Mobile US, Inc.(a)	7,350	$991,147

Total United States		22,935,093

TOTAL NORTH AMERICA
(Cost $26,772,836)		27,603,586

SOUTH AMERICA (1.50%)
Chile (1.50%)
Electric Utilities (1.50%)
Enel Americas SA, ADR	79,500	653,490

Total Chile		653,490

TOTAL SOUTH AMERICA
(Cost $515,152)		653,490

TOTAL COMMON STOCKS
(Cost $40,746,160)		42,985,065

7-Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.57%)
Money Market Fund (0.57%)
Dreyfus Treasury Prime Cash Management, Institutional Class	0.010%	246,772	246,772

TOTAL SHORT TERM INVESTMENTS
(Cost $246,772)			246,772

Value
TOTAL INVESTMENTS (99.42%)
(Cost $40,992,932)	$43,231,837
Other Assets In Excess Of Liabilities (0.58%)	253,499
NET ASSETS (100.00%)	$43,485,336

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2020, these securities had a total aggregate market value of $878,118, representing 2.02% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $878,118, representing 2.02% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. (See Note 3)

See Notes to Quarterly Schedule of Investments.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

December 31, 2020 (Unaudited)

(1) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of the Financial Statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.:

(a)	Portfolio securities traded on a securities exchange or quoted by NASDAQ are valued at the last sale price on the principal exchange on which they are traded at the time the securities are valued, or, if not traded on that day, are valued at the closing bid price. Securities traded in the OTC market and not quoted by NASDAQ are valued at their last sale price or, if there is no available price, the last bid price quoted by brokers that make markets in the securities as of the close of regular trading hours on the day the securities are being valued. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using exchange rates as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (the “Exchange”) or using methods determined by the Board. Short-term instruments with maturities of 60 days or less are valued at the price supplied by an approved independent pricing source. Options contracts listed for trading on a securities exchange or board of trade shall be valued at the mean of the highest bid and lowest asked quotation across the exchanges on which the option is traded. Futures contracts are ordinarily valued at the closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. Securities and other assets for which quotations are not readily available or deemed unreliable are valued at their fair value using methods determined by the Board. Fair valuation of a particular security is an inherently subjective process, with no single standard to utilize when determining a security’s fair value. As such, different mutual funds could reasonably arrive at a different fair value price for the same security. In each case where a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board and other factors as warranted. In making a fair value determination, factors that may be considered, among others, may include: the type and structure of the security; unusual events or circumstances relating to the security’s issuer; general market conditions; prior day’s valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; nature and duration of any restriction on disposition; trading activities; and prices of similar securities or financial instruments. If a Fund invests in shares of other open-end mutual funds (each, an “Underlying Fund”), the Fund calculates the net asset value of its shares using the reported net asset value of the applicable Underlying Fund. For each Underlying Fund, the net asset value per share for a class of shares is determined as of the close of the Exchange on each day the Exchange is open by dividing the value of the Underlying Fund’s net assets attributable to that class by the number of outstanding shares of that class on that day.

(b)	The per share net asset value (the “NAV”) of each Fund is calculated as of the close of regular trading on the Exchange (normally 4:00 p.m. Eastern time) each day the Exchange is open. The per share NAV is calculated by deducting from the Fund’s assets, the Fund’s liabilities, and then dividing the resulting net assets by the total number of shares outstanding, rounded to the nearest cent. The purchase price and redemption price per share is equal to the next determined NAV per share. Redemption of shares of American Select Equity Fund and Infrastructure Fund are subject to a redemption fee of 2% if redeemed within 90 days of purchase.

(c)

The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending September 30. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates.

As of and during the period ended December 31, 2020, the Funds did not have a liability for any unrecognized tax benefits. During the period, the Funds did not incur any interest or penalties.

Each of the Fund’s Federal tax returns for the year ended September 30, 2020 remain subject to examination by the Internal Revenue Service.

(d)	Net realized gains and losses on investments are computed on the identified cost basis. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available, and interest income is recognized on an accrual basis. The Funds amortize premium and accrete discount on investments utilizing the effective interest method. Foreign dividend income may be subject to foreign withholding taxes.

(e)	A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered to be illiquid.

(f)	The accompanying financial statements were prepared in accordance with GAAP, which require the use of estimates and assumptions made by management. These may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g)	Each Fund bears expenses incurred specifically by such Fund, as well as its pro rata portion of Trust expenses, which may be allocated on the basis of relative net assets or the nature of the services performed relative to applicability to each Fund. Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. All of the realized and unrealized gains and losses and net investment income of a Fund, other than class-specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees payable under the distribution (Rule 12b-1) plan and shareholder services plan are charged to each respective fund or share class.

(h)	The Funds intend to distribute to shareholders all of their net income and/or capital gains on an annual basis. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

(i)	A Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

(j)	The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is separately disclosed and is included in net realized and net change in unrealized gains or losses on foreign currencies.

(k)	Idle cash may be swept into various overnight demand deposits and is classified as cash and cash equivalents on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

2) FAIR VALUE MEASUREMENTS

The Funds normally use third-party pricing services to obtain market quotations for their portfolio investments. Securities and other assets for which representative market quotations are not readily available or which cannot be accurately valued using the Trust’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the NAV calculation.

The inputs used in determining the fair value of each Fund’s investments are summarized into three levels, as described in the following hierarchy:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly).

Level 3	-	Significant unobservable prices or inputs (including the oversight of the Board and Adviser in determining the fair value of investments) where there is little or no market activity for the asset or liability at measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of each Fund’s investments in the fair value hierarchy as of December 31, 2020:

Centre American Select Equity Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$159,960,674	$–	$–	$159,960,674
Purchased Options	1,005,600			1,005,600
Total	$160,966,274	$–	$–	$160,966,274

Centre Global Infrastructure Fund
Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$42,958,150	$–	$26,915	$42,985,065
Short Term Investments	246,772	–	–	246,772
Total	$43,204,922	$–	$26,915	$43,231,837

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.

The following is a summary of valuation techniques and quantitative information used in determining the fair value of the Centre Global Infrastructure Fund’s Level 3 investments at December 31, 2020:

Asset Type	Balance as of September 30, 2020	Realized Gain/(Loss)	Change in Unrealized Appreciation/Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of December 31, 2020	Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2020
Common Stock	$25,832	$-	$1,083	$-	$-	$-	$-	$26,915	$1,083
	$25,832	$-	$1,083	$-	$-	$-	$-	$26,915	$1,083

The following discloses the Funds’ use of derivative instruments.

A Fund may use derivative contracts, such as exchange-traded options and futures, that are related to stock market or bond indices, foreign exchange, fixed income or other securities, or be exposed to exchange-traded derivative products. A Fund may invest its assets in derivatives and other instruments to help manage interest rate exposure, protect the Fund’s assets, or enhance returns. A Fund may also be exposed to certain exchange-traded derivative products, such as exchange-traded futures and options that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions or overall capital protection.

Derivative Risk: One or more Funds may use derivatives, such as exchange-traded options and futures, that are related to stock market or bond indexes, foreign exchange, fixed income or other securities or be exposed to exchange-traded derivative products. Loss may result from a Fund’s investments in exchange-traded futures and options. The value of derivatives in which a Fund may invest may rise or fall more rapidly than other investments. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risk that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. Derivatives, such as exchange-traded futures and options, contain “inherent” leverage because derivative contracts may give rise to an obligation on the part of a Fund for future payment or liabilities that are larger than the initial margin or premiums required to establish such positions. Combined with the volatility of derivatives prices, the leveraged nature of derivatives trading could cause a Fund to sustain large and sudden losses. The use of derivatives, such as futures and options, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Certain derivative instruments may be difficult to sell when the Adviser believes it would be appropriate to do so.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage may allow a Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivatives held by a Fund. Typically, a Fund may attempt to increase or decrease exposure to the risks associated with the securities or other traditional investments in which it invests. The risks associated with a Fund’s use of derivative instruments, including but not limited to volatility risk, correlation risk, segregation risk, and hedging risks, are additional risks that a Fund does not typically seek to increase or decrease exposure to. Examples of these associated risks are liquidity risk, which is the risk that a Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

Option Writing/Purchasing

A Fund may write or purchase option contracts to adjust risk and return of its overall investment positions, subject to any restrictions set forth in the Fund’s prospectus. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is netted to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from, among other things, the potential inability of counterparties to meet the terms. At the period ended December 31, 2020 the Centre American Select Equity Fund held $1,005,600 in purchased options.

Futures

A Fund may use futures subject to any restrictions set forth in the Fund’s prospectus. A Fund may also be exposed to exchange-traded futures that are fully collateralized by cash or securities, for temporary cash management or investment transition purposes, or to hedge the risks of existing positions. To the extent that the Fund uses derivatives for temporary cash management, investment transition purposes, managing duration or to hedge the risks of existing positions, the Fund will be subject to the risks associated with such transactions.